Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Deferred tax assets
Interest carryforward			$ 10,050	$ 7,920
Lease liability			16,663	8,902
Depreciation and amortization of long-lived assets			24,039	6,283
Other compensation			6,571	1,016
Loss and credit carryforwards			232,437	249,644
Other	$ 50,700	$ 14,500	8,504	12,032
Total deferred tax assets	517,600	220,700	298,264	285,797
Deferred Tax Liabilities
Right of use asset			16,277	8,834
Depreciation and amortization of long-lived assets			26,260	31,160
Other	21,700	19,600	5,038	7,475
Gross deferred tax liabilities	189,700	86,600	47,575	47,469
Valuation allowance	$ (341,600)	$ (152,200)	(267,106)	(253,797)
Net deferred income taxes			$ 16,417	$ 15,469